Prospectus Supplement                                               212950 3/04

dated March 19, 2004 to:
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PUTNAM MID CAP VALUE FUND
Retail prospectus dated August 30, 2003, as revised February 29, 2004 Class A and Class Y prospectuses dated August 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leaders             Since    Experience
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James A. Polk                 2004     1998 - Present    Putnam Management
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Edward T. Shadek, Jr.         2004     1997 - Present    Putnam Management
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Portfolio member              Since    Experience
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J. Frederick Copper           2003     2001 - Present    Putnam Management
                                       Prior to 2001     Wellington Management
                                                         Company LLP
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